Acquisitions and Collaborations - Acquisitions - Additional Information (Detail) - USD ($)	1 Months Ended					3 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired								$ 1,163,000,000	$ 185,000,000	$ 111,000,000
Goodwill						$ 829,000,000	$ 829,000,000	829,000,000	565,000,000	524,000,000
Impairment charge								81,000,000
ONCASPAR
Acquisitions And Collaborations [Line Items]
Percentage of shares acquired	100.00%
Intangible assets acquired						794,000,000	794,000,000	794,000,000
Increase in intangible assets						13,000,000
Increase in inventory						5,000,000
Increase in long-term liabilities						3,000,000
Decrease in goodwill						(15,000,000)
Annual sales									100,000,000
Net sales							87,000,000
Acquisition related costs								17,000,000
Cash, net of cash acquired								890,000,000
Goodwill						198,000,000	198,000,000	$ 198,000,000
ONCASPAR | Developed Technology
Acquisitions And Collaborations [Line Items]
Intangible assets acquired	$ 794,000,000
Intangible asset, amortization method								Straight-line basis
Intangible asset, estimated useful life	16 years							16 years
SuppreMol GmbH
Acquisitions And Collaborations [Line Items]
Intangible assets acquired		$ 179,000,000				179,000,000	179,000,000	$ 179,000,000
IPR&D completion term		5 years
Deferred tax asset		$ 17,000,000
Deferred tax liability		$ 52,000,000
Cash, net of cash acquired								228,000,000
Goodwill						83,000,000	83,000,000	83,000,000
SuppreMol GmbH | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Cash flow projections discount rate		20.00%
SuppreMol GmbH | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Projected research and development expenses		$ 400,000,000
AesRx LLC
Acquisitions And Collaborations [Line Items]
Intangible assets acquired									78,000,000
Cash, net of cash acquired			$ 15,000,000						15,000,000
Fair value of contingent payments			65,000,000						65,000,000
Goodwill			2,000,000						2,000,000
AesRx LLC | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired			$ 78,000,000
IPR&D completion term			5 years
Cash flow projections discount rate			15.50%
Impairment charge								81,000,000
Gain from reduction of the fair value of contingent payment								66,000,000
Contingent payment liabilities						0	0	0
AesRx LLC | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date			$ 40,000,000
AesRx LLC | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment			278,000,000
AesRx LLC | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment			$ 550,000,000
Chatham Therapeutics
Acquisitions And Collaborations [Line Items]
Intangible assets acquired									74,000,000
Cash, net of cash acquired				$ 70,000,000					70,000,000
Fair value of contingent payments				77,000,000					77,000,000
Goodwill				73,000,000					$ 73,000,000
Contingent payment liabilities						74,000,000	74,000,000	74,000,000
Chatham Therapeutics | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired				$ 74,000,000
IPR&D completion term				10 years
Cash flow projections discount rate				12.00%
Chatham Therapeutics | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date				$ 130,000,000
Chatham Therapeutics | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment				560,000,000
Chatham Therapeutics | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment				$ 780,000,000
Inspiration Bio Pharmaceuticals Inc
Acquisitions And Collaborations [Line Items]
Intangible assets acquired										288,000,000
Cash, net of cash acquired										51,000,000
Fair value of contingent payments										269,000,000
Goodwill					$ 7,000,000					$ 7,000,000
Contingent payment liabilities					269,000,000	$ 360,000,000	$ 360,000,000	$ 360,000,000
Inspiration Bio Pharmaceuticals Inc | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired					$ 288,000,000
Intangible asset, estimated useful life					15 years
Cash flow projections discount rate					13.00%
Inspiration Bio Pharmaceuticals Inc | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Estimated fair value of contingent payment liabilities at acquisition date					$ 135,000,000